7. LOSS PER SHARE	12 Months Ended
Dec. 31, 2012
Net Loss Per Common Share:
7. LOSS PER SHARE

Authoritative guidance requires dual presentation of basic and diluted earnings per share ("EPS") with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.